Segment Disclosures (Segment Reporting Information By Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Transportation and terminals revenues									$ 970,744	$ 893,369	$ 793,599
Product sales revenues									799,382	854,528	763,090
Affiliate management fee revenue									1,948	770	758
Total revenues	503,195	325,869	449,527	493,483	486,933	435,510	383,327	442,897	1,772,074	1,748,667	1,557,447
Operating expenses									328,454	306,415	282,212
Product purchases									657,108	706,270	668,585
Equity earnings									(2,961)	(6,763)	(5,732)
Operating margin	248,698	138,527	224,181	178,067	199,004	188,457	184,611	170,673	789,473	742,745	612,382
Depreciation and amortization expense									128,012	121,179	108,668
G&A expenses									109,403	98,669	95,316
Operating profit									552,058	522,897	408,398
Additions to long-lived assets									351,189	213,894	509,485
Segment assets	4,062,630				3,807,046				4,062,630	3,807,046	3,685,304
Corporate assets	357,437				237,955				357,437	237,955	32,596
Total assets	4,420,067				4,045,001				4,420,067	4,045,001	3,717,900
Goodwill	53,260				53,260				53,260	53,260	53,260
Investment in non-controlled entities	107,356				35,594				107,356	35,594	23,728
Refined Products [Member]
Segment Reporting Information [Line Items]
Transportation and terminals revenues									723,835	680,235	631,872
Product sales revenues									790,116	848,902	759,062
Affiliate management fee revenue									0	0	0
Total revenues									1,513,951	1,529,137	1,390,934
Operating expenses									267,694	250,794	232,565
Product purchases									653,429	704,313	667,079
Equity earnings									0	0	0
Operating margin									592,828	574,030	491,290
Depreciation and amortization expense									86,218	81,876	77,170
G&A expenses									87,309	80,746	76,955
Operating profit									419,301	411,408	337,165
Additions to long-lived assets									127,744	130,645	242,523
Segment assets	2,530,770				2,736,522				2,530,770	2,736,522	2,658,986
Goodwill	38,369				38,369				38,369	38,369	38,369
Investment in non-controlled entities	0				0				0	0	0
Crude Oil Pipeline and Terminals [Member]
Segment Reporting Information [Line Items]
Transportation and terminals revenues									92,288	61,205	22,051
Product sales revenues									0	591	214
Affiliate management fee revenue									1,734	770	758
Total revenues									94,022	62,566	23,023
Operating expenses									5,229	(4,898)	238
Product purchases									0	0	0
Equity earnings									(2,574)	(6,761)	(5,732)
Operating margin									91,367	74,225	28,517
Depreciation and amortization expense									12,228	10,303	3,444
G&A expenses									5,420	1,773	1,491
Operating profit									73,719	62,149	23,582
Additions to long-lived assets									166,960	45,124	221,779
Segment assets	875,005				432,073				875,005	432,073	406,344
Goodwill	12,082				12,082				12,082	12,082	12,082
Investment in non-controlled entities	91,629				24,936				91,629	24,936	22,934
Marine Storage [Member]
Segment Reporting Information [Line Items]
Transportation and terminals revenues									154,621	151,929	139,676
Product sales revenues									9,266	5,035	3,814
Affiliate management fee revenue									214	0	0
Total revenues									164,101	156,964	143,490
Operating expenses									58,486	63,438	52,418
Product purchases									3,679	1,957	1,506
Equity earnings									(387)	(2)	0
Operating margin									102,323	91,571	89,566
Depreciation and amortization expense									26,611	26,081	25,045
G&A expenses									16,674	16,150	16,870
Operating profit									59,038	49,340	47,651
Additions to long-lived assets									56,485	38,125	45,183
Segment assets	656,855				638,451				656,855	638,451	619,974
Goodwill	2,809				2,809				2,809	2,809	2,809
Investment in non-controlled entities	15,727				10,658				15,727	10,658	794
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Transportation and terminals revenues									0	0	0
Product sales revenues									0	0	0
Affiliate management fee revenue									0	0	0
Total revenues									0	0	0
Operating expenses									(2,955)	(2,919)	(3,009)
Product purchases									0	0	0
Equity earnings									0	0	0
Operating margin									2,955	2,919	3,009
Depreciation and amortization expense									2,955	2,919	3,009
G&A expenses									0	0	0
Operating profit									$ 0	$ 0	$ 0